                         [Chapman & Cutler Letterhead]

                                 May 18, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4

     Re:  Nuveen Unit Trusts, Series 12 (the "Fund")
          (File No. 333-49197) (CIK No. 1038551)

Gentlemen:

     On behalf of John Nuveen & Co. Incorporated, depositor of the Fund, and in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on May 14, 1998.

                                       Very truly yours,


                                       Chapman & Cutler